Share-based Compensation - Restricted Share Units Plan (Details) $ in Millions, ¥ in Billions		1 Months Ended	12 Months Ended
	Nov. 17, 2009	Oct. 31, 2019 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2009 shares
Share based Compensation
Number of preceding years considered for estimating forfeiture			5 years
2009 Restricted Share Unit Plan
Share based Compensation
Number of ordinary shares reserved for issuance under the plan					323,694,050
Term of plan	10 years
2019 Restricted Share Unit Plan
Share based Compensation
Number of ordinary shares reserved for issuance under the plan		322,458,300
Term of plan		10 years
Total unrecognized compensation cost related to unvested awards			$ 402.1	¥ 2.9
Weighted average remaining vesting period over which unrecognized compensation cost is recognized			1 year 5 months 8 days